RELATED PARTY TRANSACTIONS (Narrative) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Professional fees expense	$ 412,842	$ 315,049
Capital stock issuance costs, net of recoveries	6,699,738	1,491,489
Management fees	585,916	431,250
Remuneration and short-term benefits paid	1,157,801	612,880
Share-based compensation	3,775,370	2,544,834
Remuneration	1,626,721	1,466,109
Amounts receivable, related party transactions	341,294	40,499
Officers [Member]
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	$ 341,294	40,499
Interest rate	2.00%
Recorded as exploration and evaluation expenditures [Member] | Chief Executive Officer (CEO) [Member]
Disclosure of transactions between related parties [line items]
Management fees	$ 298,416	0
Share-based compensation	2,511,804	912,550
Share based compensation for vested portion of options granted to related parties	1,647,417	138,803
Exploration and technical services expenses	864,387	773,747
Recorded as exploration and evaluation expenditures [Member] | Chief Financial Officer (CFO) [Member]
Disclosure of transactions between related parties [line items]
Remuneration and short-term benefits paid	432,845	32,190
Share-based compensation	2,511,804	912,550
Share based compensation for vested portion of options granted to related parties	1,647,417	138,803
Exploration and technical services expenses	864,387	773,747
Recorded as exploration and evaluation expenditures [Member] | Chief Operating Officer (COO) [Member]
Disclosure of transactions between related parties [line items]
Remuneration and short-term benefits paid	432,845	32,190
Share-based compensation	2,511,804	912,550
Share based compensation for vested portion of options granted to related parties	1,647,417	138,803
Exploration and technical services expenses	864,387	773,747
Recorded as exploration and evaluation expenditures [Member] | President [Member]
Disclosure of transactions between related parties [line items]
Remuneration and short-term benefits paid	432,845	32,190
Recorded as exploration and evaluation expenditures [Member] | Vice President ("VP") [Member]
Disclosure of transactions between related parties [line items]
Share-based compensation	2,511,804	912,550
Share based compensation for vested portion of options granted to related parties	1,647,417	138,803
Exploration and technical services expenses	864,387	773,747
Koffman Kalef, LLP [Member]
Disclosure of transactions between related parties [line items]
Professional fees expense	165,970	79,804
Capital stock issuance costs, net of recoveries	313,193	259,081
Amounts payable, related party transactions	128,821	105,375
Employee Providing Technical Services [Member] | Immediate family member of CEO [Member]
Disclosure of transactions between related parties [line items]
Share-based compensation	131,865	40,397
Remuneration	156,037	127,171
Employee Providing Technical Services [Member] | Recorded as exploration and evaluation expenditures [Member] | Immediate family member of CEO [Member]
Disclosure of transactions between related parties [line items]
Share-based compensation	125,272	27,237
Remuneration	151,006	81,799
Employee Providing Technical Services [Member] | Recorded as exploration and evaluation expenditures [Member] | Immediate family member of COO [Member]
Disclosure of transactions between related parties [line items]
Remuneration	20,609	0
Employee Providing Technical Services [Member] | Expensed [Member] | Immediate family member of CEO [Member]
Disclosure of transactions between related parties [line items]
Share-based compensation	6,593	13,160
Remuneration	5,031	45,372
Goldsource Mines Inc. [Member]
Disclosure of transactions between related parties [line items]
Services received, related party transactions	210,639	138,541
Amounts receivable, related party transactions	$ 36,428	$ 79,105
Interest rate	1.00%